Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	BNY Mellon Midcap Index Fund, Inc.
Entity Central Index Key	0000875732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2024
Document Effective Date	Mar. 01, 2024
Prospectus Date	Mar. 01, 2024
BNY Mellon Midcap Index Fund, Inc. | Investor Shares
Prospectus:
Trading Symbol	PESPX
BNY Mellon Midcap Index Fund, Inc. | Class I
Prospectus:
Trading Symbol	DMIDX